Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of property, plant and equipment [text block] [Abstract]
Schedule of composition and movement of property, plant and equipment
	Land and Buildings (1)	Machinery and Equipment (1)	Vehicles	Computers, Software, Equipment and Office Furniture	Leasehold Improvements	Total
	U.S. Dollars in thousands
Cost

Balance at January 1, 2020	$32,714	$28,198	$85	$7,218	$1,139	$69,354
Additions	944	3,175	-	894	-	5,013
Sale and write-off	-	(74)	(54)		-	(128)

Balance as of December 31, 2020	33,658	31,299	31	8,112	1,139	74,239

Accumulated Depreciation

Balance as of January 1, 2020	18,639	20,524	70	5,267	304	44,804
Depreciation	1,410	1,660	4	694	116	3,884
Sale and write-off	-	(74)	(54)	-	-	(128)

Balance as of December 31, 2020	20,049	22,110	20	5,961	420	48,560

Depreciated cost as of December 31, 2020	$13,609	$9,189	$11	$2,151	$719	$25,679
	Land and Buildings (1)	Machinery and Equipment (1)	Vehicles	Computers, Software, Equipment and Office Furniture	Leasehold Improvements	Total
	U.S. Dollars in thousands
Cost

Balance at January 1, 2019	$31,613	$27,044	$85	$6,910	$1,125	$66,776
Additions	1,101	1,302	-	699	14	3,116
Sale and write-off	-	(148)	-	(391)	-	(539)

Balance as of December 31, 2019	32,714	28,198	85	7,218	1,139	69,354

Accumulated Depreciation

Balance as of January 1, 2019(*)	17,407	19,090	65	5,022	189	41,773
Depreciation and impairment	1,232	1,575	5	636	115	3,563
Sale and write-off	-	(141)	-	(391)	-	(532)

Balance as of December 31, 2019	18,639	20,524	70	5,267	304	44,804

Depreciated cost as of December 31, 2019	$14,075	$7,674	$15	1,951	$835	$24,550

Schedule of leasing rights of land from israel land administration
	December 31,
	2020	2019
	U.S. Dollars in thousands

Under finance lease	$980	$992